                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
Address:   1125 South 103rd Street, Suite 250
           Omaha, Nebraska
           68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrea McMahon
Title:     Treasurer
Phone:     (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                  Omaha, Nebraska   02/07/07
---------------------------------   ---------------   --------
[Signature]                          [City, State]     [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-
        -----------------------------   ------------------------

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           141

Form 13F Information Table Value Total:      $321,350
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number     Name

     NONE    28-10990                 MGA Holdings, L.L.C.

McCarthy Group Advisors, L.L.C.
FORM 13F

                                                                       31-Dec-06

           COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            COM           002824100     3091     63463 SH       Defined                 62763          700
Acxiom Corp                    COM           005125109      777     30300 SH       Defined                 30300
Alleghany Corp Del             COM           017175100     1182      3252 SH       Defined                  3252
Alltel Corp                    COM           020039103     1903     31457 SH       Defined                 31457
American Equity Invt Life      COM           025676206     1518    116475 SH       Defined                115800          675
American Express Co            COM           025816109     5688     93745 SH       Defined                 91050         2695
Amer Intl Group Inc            COM           026874107     6623     92420 SH       Defined                 88795         3625
American States Water Co.      COM           029899101      819     21205 SH       Defined                 21205
Anadarko Petroleum             COM           032511107     1441     33100 SH       Defined                 33100
Apache Corp.                   COM           037411105     1375     20670 SH       Defined                 20670
Applied Materials Inc          COM           038222105     2578    139752 SH       Defined                135117         4635
Argonaut Group Inc             COM           040157109      504     14455 SH       Defined                 14455
Automatic Data Process         COM           053015103     3554     72155 SH       Defined                 71255          900
Bed Bath & Beyond Inc          COM           075896100     7589    199180 SH       Defined                191046         8134
Berkshire Hathaway, Inc. Cl A  COM           084670108      770         7 SH       Defined                     7
Berkshire Hathaway Inc Cl B    COM           084670207    10356      2825 SH       Defined                  2651          174
Berry Petroleum Co Cl A        COM           085789105      762     24575 SH       Defined                 24575
CVS Corp                       COM           126650100     2757     89200 SH       Defined                 86800         2400
Caremark Rx Inc                COM           141705103     1810     31688 SH       Defined                 29006         2682
Carnival Cruise Lines - Cl A   COM           143658300      224      4557 SH       Defined                  3227         1330
Carriage Services Inc          COM           143905107     2214    434950 SH       Defined                434950
Celadon Group Inc              COM           150838100      312     18651 SH       Defined                 18651
ChevronTexaco Corp             COM           166764100      206      2795 SH       Defined                  2795
Citigroup Inc                  COM           172967101     2103     37750 SH       Defined                 37750
Coca-Cola Co                   COM           191216100     1833     37992 SH       Defined                 34387         3605
Conmed Corp                    COM           207410101     2128     92043 SH       Defined                 90673         1370
Convergys Corp                 COM           212485106     2851    119906 SH       Defined                111947         7959
Corinthian Colleges            COM           218868107     2665    195540 SH       Defined                189382         6158
DuPont (EI) De Nemours         COM           263534109      351      7200 SH       Defined                  7200
Ebay Inc                       COM           278642103      700     23275 SH       Defined                 23275
Emerson Electric Co            COM           291011104      985     22336 SH       Defined                 21336         1000
Fair Isaac & Co Inc            COM           303250104     3244     79807 SH       Defined                 77397         2410
Freddie Mac                    COM           313400301      522      7686 SH       Defined                  7686
Federated Investors Inc Pa CL  COM           314211103     2070     61270 SH       Defined                 57700         3570
First Data Corp                COM           319963104     4347    170321 SH       Defined                162185         8136
Genl Electric Co               COM           369604103     2942     79064 SH       Defined                 77939         1125
Gevity HR Inc                  COM           374393106     3366    142101 SH       Defined                138214         3887
HNI Corp.                      COM           404251100      337      7599 SH       Defined                  7599
Haemonetics Corporation        COM           405024100     1318     29285 SH       Defined                 29285
Hanover Insurance Group, Inc.  COM           410867105     1593     32637 SH       Defined                 31077         1560
Health Mgmt Assoc Inc CL A     COM           421933102     1000     47365 SH       Defined                 45765         1600
Henry Jack & Assoc Inc         COM           426281101     3488    163007 SH       Defined                157097         5910
Horace Mann Educators          COM           440327104     2081    103013 SH       Defined                 99647         3366

International Speedway CL A    COM           460335201     2816     55165 SH       Defined                 54436          729
Intervoice, Inc.               COM           461142101       99     12900 SH       Defined                 12900
Intuit, Inc.                   COM           461202103      982     32194 SH       Defined                 28506         3688
iShares Lehman Treas Inflation COM           464287176      364      3689 SH       Defined                  1429         2260
iShares Lehman Aggregate Bond  COM           464287226     1553     15578 SH       Defined                 11919         3659
iShares Lehman 1-3 Year Treasu COM           464287457     1956     24457 SH       Defined                 13410        11047
IShares Russell 1000 Value     COM           464287598     3320     40150 SH       Defined                 40150
Ishares Russell 2000 Index     COM           464287655     1990     25500 SH       Defined                 25500
Ishares S & P Small Cap 600    COM           464287804      495      7500 SH       Defined                  7500
Jackson Hewitt Tax Service     COM           468202106     2916     85834 SH       Defined                 84403         1431
Johnson & Johnson              COM           478160104     8444    127902 SH       Defined                120948         6954
Kaydon Corp.                   COM           486587108     2428     61093 SH       Defined                 60528          565
Kimberly Clark Corp            COM           494368103     3064     45090 SH       Defined                 45090
Lancaster Colony Corp          COM           513847103     2805     63314 SH       Defined                 63314
Leggett & Platt                COM           524660107     2592    108472 SH       Defined                108472
Macrovision Corp               COM           555904101     1211     42862 SH       Defined                 42862
Mediware Information System In COM           584946107      273     32700 SH       Defined                 32700
Merck & Co                     COM           589331107      646     14825 SH       Defined                 13427         1398
Microsoft Corp                 COM           594918104     7400    247812 SH       Defined                238781         9031
Mohawk Industries Inc.         COM           608190104      460      6145 SH       Defined                  5755          390
Moodys Corp                    COM           615369105     1611     23326 SH       Defined                 22026         1300
National City Corp.            COM           635405103      536     14650 SH       Defined                 14650
Newfield Exploration Cos       COM           651290108      732     15925 SH       Defined                 13878         2047
Old Republic Int'l Corp        COM           680223104      638     27395 SH       Defined                 27395
Omnicare Inc                   COM           681904108      323      8360 SH       Defined                  7865          495
Packeteer Inc.                 COM           695210104     2399    176370 SH       Defined                176370
Pentair Inc                    COM           709631105     2174     69235 SH       Defined                 67835         1400
Pepsico Inc                    COM           713448108     6019     96226 SH       Defined                 92727         3499
Per-Se Technologies            COM           713569309     1879     67626 SH       Defined                 62607         5019
Pfizer Inc                     COM           717081103     6395    246892 SH       Defined                229299        17593
Procter & Gamble Co            COM           742718109      344      5345 SH       Defined                  5345
Redwood Trust, Inc.            COM           758075402     1264     21768 SH       Defined                 18388         3380
Republic Services Inc          COM           760759100     1176     28924 SH       Defined                 27199         1725
Schering Plough Corp           COM           806605101     1763     74561 SH       Defined                 70651         3910
Scotts Miracle-Gro Co. Class A COM           810186106     1086     21032 SH       Defined                 17576         3456
Stewart Enterprises Inc Cl. A  COM           860370105      496     79393 SH       Defined                 77771         1622
Strayer Education Inc.         COM           863236105     3486     32869 SH       Defined                 31689         1180
Sun Hydraulics Corp            COM           866942105      345     16832 SH       Defined                 16832
3Com Corporation               COM           885535104     2975    723888 SH       Defined                704693        19195
Toro Co                        COM           891092108     2478     53144 SH       Defined                 52934          210
Triad Guaranty Inc.            COM           895925105     2078     37879 SH       Defined                 37879
Tuesday Morning Corp           COM           899035505     2077    133575 SH       Defined                129220         4355
Tyco Intl Ltd                  COM           902124106     7273    239240 SH       Defined                227818        11422
U.S. Bancorp                   COM           902973304      231      6373 SH       Defined                  6373
Universal Forest Products      COM           913543104      478     10250 SH       Defined                 10250
Wabtec Corp                    COM           929740108      558     18365 SH       Defined                 18365
Wal Mart Stores Inc            COM           931142103     8675    187847 SH       Defined                178607         9240
Wash Mutual Inc                COM           939322103     3797     83473 SH       Defined                 78358         5115
Waste Connections Inc          COM           941053100     2560     61622 SH       Defined                 59741         1881
Wells Fargo Corporation        COM           949746101     1343     37770 SH       Defined                 37770
Western Union Co.              COM           959802109     6298    280916 SH       Defined                270230        10686
Wiley John & Sons Inc Cl A     COM           968223206     1865     48486 SH       Defined                 48486
Wm. Wrigley Jr.                COM           982526105     8100    156615 SH       Defined                147690         8925
Dun & Bradstreet Corporation   COM           26483E100     4120     49759 SH       Defined                 47564         2195

Realogy Corp.                  COM           75605e100     1073     35394 SH       Defined                 34213         1181
AmerisourceBergen Corp         COM           03073e105     1501     33392 SH       Defined                 30428         2964
Actuant Corp Cl A New          COM           00508x203     1100     23090 SH       Defined                 23090
Advisory Board Co              COM           00762w107     2658     49645 SH       Defined                 47357         2288
Avid Technology Inc.           COM           05367p100     1413     37930 SH       Defined                 37930
Cabot Microelectronics Corp    COM           12709p103     2146     63239 SH       Defined                 61648         1591
Cadence Financial Corp.        COM           12738a101      517     23880 SH       Defined                 23880
Cardinal Health Inc            COM           14149Y108     1843     28605 SH       Defined                 28105          500
Chart Industries Inc           COM           16115q308      905     55823 SH       Defined                 55823
Compass Minerals International COM           20451n101     5050    160018 SH       Defined                152753         7265
ConocoPhillips                 COM           20825c104     6189     86012 SH       Defined                 84097         1915
Devon Energy Corporation       COM           25179M103     5766     85956 SH       Defined                 84056         1900
Duke Energy                    COM           26441c105      634     19078 SH       Defined                 17924         1154
Eagle Materials, Inc.          COM           26969p108     1188     27480 SH       Defined                 27480
Encore Acquisition Co          COM           29255w100     1545     63000 SH       Defined                 63000
Energen Corp                   COM           29265n108      924     19695 SH       Defined                 19695
Energy Partners Ltd            COM           29270u105     1755     71866 SH       Defined                 71866
Eresearch Technology           COM           29481v108      580     86107 SH       Defined                 86107
Exxon Mobil Corp.              COM           30231G102     2725     35554 SH       Defined                 34754          800
FEI Company                    CONV          30241LAB5      129    130000 PRN      Defined                 70000        60000
Firstservice Corp              COM           33761n109     2068     89544 SH       Defined                 88044         1500
Headwaters Inc                 COM           42210p102     1283     53541 SH       Defined                 53541
Hewitt Associates Inc Class A  COM           42822Q100     2925    113583 SH       Defined                111108         2475
IAC/InterActiveCorp            COM           44919p300      789     21232 SH       Defined                 18682         2550
Innovative Solutions & Supply  COM           45769n105     1933    113530 SH       Defined                113530
J P Morgan Chase & Co          COM           46625h100      584     12099 SH       Defined                 11439          660
Laboratory Corporation Of Amer COM           50540r409     3358     45712 SH       Defined                 43315         2397
Liberty Media Interactive - A  COM           53071m104     2037     94456 SH       Defined                 91305         3151
Liberty Media Capital - A      COM           53071m302     2470     25208 SH       Defined                 24058         1150
Moneygram Intl Inc             COM           60935y109     2708     86341 SH       Defined                 81911         4430
NIC, Inc.                      COM           62914b100      161     32407 SH       Defined                 22407        10000
Odyssey Healthcare Inc         COM           67611v101     2362    178140 SH       Defined                169230         8910
SLM Corp                       COM           78442p106     5621    115260 SH       Defined                111355         3905
Standard & Poor's 500 Deposito COM           78462f103     2315     16349 SH       Defined                 16349
Sealed Air Corp                COM           81211K100     2051     31600 SH       Defined                 30900          700
Sitel Corp.                    COM           82980K107      414     98183 SH       Defined                 98183
3M Company                     COM           88579y101     6328     81207 SH       Defined                 76892         4315
Unitedhealth Group Inc         COM           91324P102      228      4250 SH       Defined                  4250
Valeant Pharmaceutical Interna COM           91911x104     3608    209260 SH       Defined                202745         6515
Viacom Inc B                   COM           92553p201     1400     34116 SH       Defined                 33616          500
WCA Waste Corp.                COM           92926k103     2703    336602 SH       Defined                336602
Waste Management               COM           94106l109     2025     55079 SH       Defined                 48252         6827
Windstream Corp.               COM           97381w104      736     51724 SH       Defined                 46529         5195
White Mountains Insurance      COM           G9618e107      238       410 SH       Defined                   410
REPORT SUMMARY                        141 DATA RECORDS   321350              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED